Bonds - Schedule of composition of interest and principal payments of bonds and financing (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Bonds
Payment of interest	R$ (122,244)	[1]	R$ (118,901)
Payment of principal	(500,000)	[1]	(50,885)
Current Bonds with Related Parties [member]
Bonds
Payment of interest	(61,536)	[1]	(40,984)
Payment of principal	0	[1]	(50,885)
Current Bonds
Bonds
Payment of interest	(60,708)	[1]	(77,917)
Payment of principal	R$ (500,000)	[1]	R$ 0
Current Bonds | SEDU21 – 9th. SOMOS 2nd. Series | Interest and principal payments 1
Bonds
Payments	02/15/2024
Payment of interest	R$ (17,922)
Payment of principal	R$ 0
Current Bonds | SEDU21 – 9th. SOMOS 2nd. Series | Interest and principal payments 2
Bonds
Payments	08/22/2024
Payment of interest	R$ (16,848)
Payment of principal	R$ 0
Current Bonds | GAGL11 - Somos Sistemas | Interest and principal payments 1
Bonds
Payments	02/05/2024
Payment of interest	R$ (35,501)
Payment of principal	R$ 0
Current Bonds | GAGL11 - Somos Sistemas | Interest and principal payments 2
Bonds
Payments	06/27/2024
Payment of interest	R$ (24,573)
Payment of principal	R$ (490,000)
Current Bonds | GAGL11 - Somos Sistemas | Interest and principal payments 3
Bonds
Payments	08/02/2024
Payment of interest	R$ (634)
Payment of principal	R$ (10,000)
Current Bonds | SEDU21 – 10th. SOMOS 1nd. Series | Interest and principal payments 1
Bonds
Payments	12/06/2024
Payment of interest	R$ (26,766)
Payment of principal	R$ 0

[1]	We present below the composition of interest and principal payments considering the issues made: